Consolidated Statements of Equity (USD $)	Total	Preferred Stock	Common Stock	Capital in Excess of Par Value	Treasury Stock	Cumulative Net Income	Cumulative Dividends	Accumulated Other Comprehensive Income	Other Equity	Noncontrolling Interests
Balances at beginning of period at Dec. 31, 2007	$ 2,434,951,000	$ 330,243,000	$ 85,412,000	$ 2,394,099,000	$ (3,952,000)	$ 1,071,101,000	$ (1,446,959,000)	$ (7,381,000)	$ 2,701,000	$ 9,687,000
Comprehensive income:
Net income	283,425,000					283,299,000				126,000
Other comprehensive income:
Unrealized gain (loss) on equity investments	(846,000)							(846,000)
Unrecognized SERP actuarial gain (loss)	(715,000)							(715,000)
Cash flow hedge activity	7,829,000							7,829,000
Total comprehensive income	289,693,000
Contributions by noncontrolling interests	3,556,000									3,556,000
Distributions to noncontrolling interests	(2,766,000)									(2,766,000)
Amounts related to issuance of common stock from dividend reinvestment and stock incentive plans, net of forfeitures	76,525,000		1,804,000	76,013,000	(1,193,000)				(99,000)
Proceeds from issuance of common shares	711,683,000		16,444,000	695,239,000
Conversion of preferred stock		(40,314,000)	975,000	39,339,000
Option compensation expense	1,503,000								1,503,000
Cash dividends paid:
Common stock cash dividends	(253,659,000)						(253,659,000)
Preferred stock cash dividends	(23,201,000)						(23,201,000)
Balances at end of period at Dec. 31, 2008	3,238,285,000	289,929,000	104,635,000	3,204,690,000	(5,145,000)	1,354,400,000	(1,723,819,000)	(1,113,000)	4,105,000	10,603,000
Comprehensive income:
Net income	192,927,000					193,269,000				(342,000)
Other comprehensive income:
Unrealized gain (loss) on equity investments	487,000							487,000
Unrecognized SERP actuarial gain (loss)	277,000							277,000
Cash flow hedge activity	(2,542,000)							(2,542,000)
Total comprehensive income	191,149,000
Contributions by noncontrolling interests	2,255,000									2,255,000
Distributions to noncontrolling interests	(2,104,000)									(2,104,000)
Amounts related to issuance of common stock from dividend reinvestment and stock incentive plans, net of forfeitures	65,037,000		1,751,000	66,690,000	(2,474,000)				(930,000)
Proceeds from issuance of common shares	645,039,000		16,969,000	628,070,000
Conversion of preferred stock		(1,246,000)	30,000	1,216,000
Option compensation expense	1,629,000								1,629,000
Cash dividends paid:
Common stock cash dividends	(311,760,000)						(311,760,000)
Preferred stock cash dividends	(22,079,000)						(22,079,000)
Balances at end of period at Dec. 31, 2009	3,807,451,000	288,683,000	123,385,000	3,900,666,000	(7,619,000)	1,547,669,000	(2,057,658,000)	(2,891,000)	4,804,000	10,412,000
Comprehensive income:
Net income	128,884,000					128,527,000				357,000
Other comprehensive income:
Unrealized gain (loss) on equity investments	54,000							54,000
Unrecognized SERP actuarial gain (loss)	(199,000)							(199,000)
Cash flow hedge activity	(8,063,000)							(8,063,000)
Total comprehensive income	120,676,000
Contributions by noncontrolling interests	166,421,000			43,640,000						122,781,000
Distributions to noncontrolling interests	(3,301,000)									(3,301,000)
Amounts related to issuance of common stock from dividend reinvestment and stock incentive plans, net of forfeitures	95,522,000		2,300,000	97,696,000	(3,733,000)				(741,000)
Proceeds from issuance of common shares	905,386,000		21,131,000	884,255,000
Equity component of convertible debt	(9,689,000)			(9,689,000)
Equity consideration in business combinations	19,388,000	16,667,000		2,721,000
Redemption of preferred stock	(165,000)	(165,000)
Conversion of preferred stock		(13,518,000)	339,000	13,179,000
Option compensation expense	1,634,000								1,634,000
Cash dividends paid:
Common stock cash dividends	(348,578,000)						(348,578,000)
Preferred stock cash dividends	(21,645,000)						(21,645,000)
Balances at end of period at Dec. 31, 2010	$ 4,733,100,000	$ 291,667,000	$ 147,155,000	$ 4,932,468,000	$ (11,352,000)	$ 1,676,196,000	$ (2,427,881,000)	$ (11,099,000)	$ 5,697,000	$ 130,249,000